Investments Subject to Significant Influence and Equity Income (Equity Method) (Details) - Equity Method Investee - Emera Inc. - Entity [Domain] - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence		$ 1,312	$ 1,316
Income from equity investments		154	154
NSPML
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence		554	545
Income from equity investments		$ 46	45
Percentage of Ownership		100.00%
LIL
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	[1]	$ 579	534
Income from equity investments	[1]	$ 45	42
Percentage of Ownership	[1]	49.50%
M&NP
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	[2]	$ 138	155
Income from equity investments	[2]	$ 22	22
Percentage of Ownership	[2]	12.90%
Lucelec
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	[2]	$ 41	42
Income from equity investments	[2]	$ 3	3
Percentage of Ownership	[2]	19.10%
Bear Swamp
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	[3]	$ 0	0
Income from equity investments	[3]	$ 35	38
Percentage of Ownership	[3]	50.00%
Other Investments
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence		$ 0	40
Income from equity investments		$ 3	$ 4

[1]
Emera indirectly owns 100 per cent of the Class B units, which comprises 24.9 per cent of the total units issued. Emera’s percentage ownership in LIL is subject to change, based on the balance of capital investments required from Emera and Nalcor Energy to complete construction of the LIL. Emera’s ultimate percentage investment in LIL will be determined upon final costing of all transmission projects related to the Muskrat Falls development, including the LIL, Labrador Transmission Assets and Maritime Link Projects, such that Emera’s total investment in the Maritime Link and LIL will equal 49 per cent of the cost of all of these transmission developments.

[2]
Although Emera’s ownership percentage of these entities is relatively low, it is considered to have significant influence over the operating and financial decisions of these companies through Board representation. Therefore, Emera records its investment in these entities using the equity method.

[3]
The investment balance in Bear Swamp is in a credit position, primarily a result of a $179 million distribution received in 2015. Bear Swamp's credit investment balance of $137 million (2018 - $172 million) is recorded in "Other long-term liabilities" on the Consolidated Balance Sheets.